Quarterly Holdings Report
for
Fidelity® Agricultural Productivity Fund
August 31, 2026
DAS-NPRT1-1026
1.9897395.106
Common Stocks - 97.8%
	Shares	Value ($)
CANADA - 9.1%
Materials - 9.1%
Chemicals - 9.1%
Nutrien Ltd	55,663	4,198,571
DENMARK - 1.2%
Materials - 1.2%
Chemicals - 1.2%
Novonesis Novozymes B Series B	7,851	564,110
FAROE ISLANDS - 0.3%
Consumer Staples - 0.3%
Food Products - 0.3%
Bakkafrost	2,697	131,621
HONG KONG - 2.2%
Consumer Staples - 2.2%
Food Products - 2.2%
WH Group Ltd (c)(d)	1,073,290	1,015,309
INDONESIA - 1.8%
Consumer Staples - 1.8%
Food Products - 1.8%
First Resources Ltd (b)	227,765	818,886
JAPAN - 4.1%
Consumer Staples - 1.2%
Food Products - 1.2%
Sakata Seed Corp	20,711	563,962
Industrials - 2.9%
Machinery - 2.9%
Kubota Corp	72,711	1,326,609
TOTAL JAPAN		1,890,571
NORWAY - 2.2%
Consumer Staples - 2.2%
Food Products - 2.2%
Mowi ASA	46,599	1,024,368
UNITED KINGDOM - 4.6%
Consumer Staples - 4.6%
Food Products - 4.6%
Cranswick PLC	29,455	2,151,231
UNITED STATES - 72.3%
Consumer Staples - 19.0%
Beverages - 1.2%
Coca-Cola Co/The	6,513	577,508
Consumer Staples Distribution & Retail - 0.6%
Performance Food Group Co (a)	2,876	285,212
Food Products - 17.2%
Archer-Daniels-Midland Co	24,144	1,962,666
Bunge Global SA	17,586	2,043,669
Darling Ingredients Inc (a)	29,257	1,938,861
Ingredion Inc (b)	7,260	751,120
JBS NV Class A	70,623	949,173
Lamb Weston Holdings Inc	5,541	302,151
		7,947,640
TOTAL CONSUMER STAPLES		8,810,360
Industrials - 32.2%
Construction & Engineering - 0.5%
Valmont Industries Inc	497	233,421
Machinery - 31.7%
AGCO Corp	5,555	657,212
CNH Industrial NV Class A (b)	120,647	1,427,254
Deere & Co	16,619	10,883,949
Toro Co/The	17,380	1,699,938
		14,668,353
TOTAL INDUSTRIALS		14,901,774
Materials - 21.1%
Chemicals - 21.1%
CF Industries Holdings Inc	4,370	568,231
Corteva Inc	81,823	6,924,681
FMC Corp (b)	29,940	345,208
Mosaic Co/The	63,964	1,542,812
Scotts Miracle-Gro Co/The	6,908	413,098
TOTAL MATERIALS		9,794,030
TOTAL UNITED STATES		33,506,164
TOTAL COMMON STOCKS (Cost $29,333,780)		45,300,831

Money Market Funds - 1.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.69	319,531	319,594
Fidelity Securities Lending Cash Central Fund (e)(f)	3.72	300,470	300,500
TOTAL MONEY MARKET FUNDS (Cost $620,084)			620,094

TOTAL INVESTMENT IN SECURITIES - 99.1% (Cost $29,953,864)	45,920,925
NET OTHER ASSETS (LIABILITIES) - 0.9%	436,760
NET ASSETS - 100.0%	46,357,685

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,015,309 or 2.2% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,015,309 or 2.2% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $1,795,112.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	282,101	2,400,734	2,363,257	2,346	6	10	319,594	319,531
Fidelity Securities Lending Cash Central Fund	1,932,904	15,238,905	16,871,309	773	-	-	300,500	300,470
	2,215,005	17,639,639	19,234,566	3,119	6	10	620,094

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.